Consolidated Statements of Financial Position - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 33,158,642	$ 12,638,885
Trade and other receivables	3,937,607	4,041,675
Other current assets	8,774,937	2,356,300
Total Current Assets	45,871,186	19,036,860
Non-Current Assets
Property and equipment	3,848	32,154
Right-of-use assets	151,326	154,729
Total Non-Current Assets	155,174	186,883
Total Assets	46,026,360	19,223,743
Current Liabilities
Trade and other payables	2,575,490	4,619,947
Provisions	875,908	530,699
Other current liabilities	139	100,000
Lease liabilities	66,912	107,131
Current tax liabilities	16,280	15,995
Total Current Liabilities	3,534,729	5,373,772
Non-Current Liabilities
Lease liabilities	88,545	51,914
Total Non-Current Liabilities	88,545	51,914
Total Liabilities	3,623,274	5,425,686
Net Assets	42,403,086	13,798,057
Equity
Issued capital 2025: 9,127,370,686 fully paid ordinary shares Nil options over fully paid ordinary shares 2024: 5,245,115,318 fully paid ordinary shares Nil options over fully paid ordinary shares	262,949,462	223,152,985
Reserves	5,342,304	4,806,203
Accumulated deficit during the development stage	(225,888,680)	(214,161,131)
Total Equity	$ 42,403,086	$ 13,798,057